PARNASSUS INCOME FUNDS

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-06673

Parnassus Income Funds

(Exact name of registrant as specified in charter)

1 Market Street, Suite 1600, San Francisco, California 94105

(Address of principal executive offices) (Zip code)

Marc C. Mahon
Parnassus Income Funds
1 Market Street, Suite 1600, San Francisco, California 94105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (415) 778-0200
Date of fiscal year end: December 31
Date of reporting period: September 30, 2008

THE PARNASSUS EQUITY INCOME FUND

Portfolio of Investments as of September 30, 2008 - UNAUDITED

Shares	Equities	Percent of Net Assets	Market Value

	Biotechnology
300,000	Genentech Inc. [1]		$26,604,000
87,000	Genzyme Corp. [1]		7,037,430
		2.3%	$33,641,430

	Chemicals
250,000	Rohm & Haas Co.	1.2%	$17,500,000

	Computers
100,000	International Business Machines Corp.	0.8%	$11,696,000

	Consulting Services
625,000	Accenture Ltd.		$23,750,000
600,000	Cognizant Technology Solutions Corp. [1]		13,698,000
		2.5%	$37,448,000

	Cosmetics & Personal Care
465,000	Procter & Gamble Co.	2.1%	$32,405,850

	Data Processing
525,000	Automatic Data Processing Inc.		$22,443,750
946,221	Jack Henry & Associates Inc.		19,236,673
		2.8%	$41,680,423

	Financial Services
1,175,000	JPMorgan Chase & Co.		$54,872,500
1,215,000	Wells Fargo & Co.		45,598,950
		6.6%	$100,471,450

	Food Products
487,500	McCormick & Co.		$18,744,375
1,225,000	Sysco Corp.		37,766,750
		3.7%	$56,511,125

	Healthcare Services
835,000	Johnson & Johnson		$57,848,800
500,000	Chemed Corp. [2]		20,530,000
200,000	IMS Health Inc.		3,782,000
325,000	Laboratory Corp. [1]		22,587,500
		6.9%	$104,748,300

	Home Products
365,000	WD-40 Co. [2]	0.9%	$13,114,450

	Industrial Manufacturing
825,000	3M Co.		$56,355,750
802,900	Cooper Industries Ltd.		32,075,855
425,000	Danaher Corp.		29,495,000
720,000	Pentair Inc. [2]		24,890,400
835,000	Teleflex Inc.		53,014,150
		12.8%	$195,831,155

	Insurance
580,000	AFLAC Inc.	2.2%	$34,075,000

	Internet
72,800	Amazon.com Inc. [1]		$5,296,928
160,000	Google Inc. [1]		64,798,400
		4.6%	$70,095,328

	Machinery
950,000	IDEX Corp.	1.9%	$29,469,000

	Medical Equipment
140,000	Gen-Probe Inc. [1]	0.5%	$7,427,000

	Natural Gas
800,000	Energen Corp.		$36,224,000
1,106,200	MDU Resources Group Inc.		32,079,800
245,000	Praxair Inc.		17,576,300
725,000	Southern Union Co.		14,971,250
625,000	XTO Energy Inc.		29,075,000
		8.6%	$129,926,350

	Networking Products
925,000	Cisco Systems Inc. [1]	1.4%	$20,868,000

	Oil & Gas
245,000	Apache Corp.		$25,548,600
35,000	Diamond Offshore Inc		3,607,100
400,000	Smith International Inc.		23,456,000
33,000	Transocean Inc. [1]		3,624,720
225,000	Valero Energy Corp.		6,817,500
723,400	W&T Offshore Inc. [2]		19,741,586
300,000	Williams Cos., Inc.		7,095,000
		6.0%	$89,890,506

	Pharmaceuticals
650,000	Cardinal Health Inc.		$32,032,000
300,000	Novartis AG (ADR)		15,852,000
475,000	Teva Pharmaceutical Industries Ltd. (ADR)		21,750,250
178,987	Valeant Pharmaceuticals International [1,2]		3,663,864
		4.7%	$73,298,114

	Real Estate Investment Trusts
650,000	ProLogis [2]	1.8%	$26,825,500

	Semiconductor Capital Equipment
100,000	Applied Materials Inc.	0.1%	$1,513,000

	Semiconductors
900,000	Intel Corp.		$16,857,000
750,000	Microchip Technology Inc. [2]		22,072,500
		2.6%	$38,929,500

	Services
550,000	Ecolab Inc.	1.8%	$26,686,000

	Software
200,000	Citrix Systems Inc. [1]		$5,052,000
800,000	Intuit Inc. [1]		25,288,000
2,700,000	Microsoft Corp.		72,063,000
50,000	Salesforce.com Inc. [1]		2,420,000
		7.0%	$104,823,000

	Utilities
531,400	AGL Resources Inc.		$16,675,332
1,285,000	Black Hills Corp. [2]		39,924,950
130,000	Northwest Natural Gas Co. [2]		6,760,000
200,000	Ormat Technologies Inc. [2]		7,266,000
550,000	Otter Tail Corp. [2]		16,901,500
750,000	Pepco Holdings Inc.		17,182,500
		6.9%	$104,710,282

	Waste Management
1,400,000	Waste Management Inc.	2.9%	$44,086,000

	Total investment in equities
	(cost $1,442,964,463)	95.6%	$1,447,670,763

Principal		Percent of
Amount $	Community Loans	Net Assets	Market Value

	Community Development Loans [3]
1,000,000	MicroVest I, LP Note
	5.88%, matures 10/15/2009		$946,904
500,000	MicroVest I, LP Note
	5.88%, matures 03/15/2010		456,438
		0.1%	$1,403,342

	Total investment in community loans
	(cost $1,403,342)	0.1%	$1,403,342

	Total investments in long-term securities
	(cost $1,444,367,805)	95.7%	$1,449,074,105

Principal Amount $	Short-Term Securities	Percent of Net Assets	Market Value

	Certificates of Deposit [3]
100,000	Community Bank of the Bay
	2.27%, matures 08/24/2009	0.0%	$96,416

	Registered Investment Companies -
	Money Market Funds
1,133,912	Evergreen U.S. Government Fund
	variable rate, 2.05%		$1,133,912
57,594,148	Janus Government Fund
	variable rate, 2.25%		57,594,148
57,769,295	SSGA U.S. Government Fund
	variable rate, 1.85%		57,769,295
		7.8%	$116,497,355

	Community Development Loans [3]
100,000	Boston Community Loan Fund
	3.00%, matures 06/30/2009		$95,529
200,000	Root Capital Loan Fund
	2.00%, matures 01/25/2009		196,197
100,000	Vermont Community Loan Fund
	3.00%, matures 04/16/2009		96,762
		0.0%	$388,488

	Certificate of Deposit Account Registry Service (CDARS) [3]
500,000	CDARS agreement with Community Bank of the Bay,
	dated 10/24/2007, matures 10/23/2008, 4.40%
	Participating depository institutions:
	AMCORE Bank, NA, par 94,000;
	City National Bank of New Jersey, par 25,645;
	First Federal Bank of the Midwest, par 94,000;
	First National Bank of Arizona, par 94,000;
	Harris, NA, par 94,000;
	Johnson Bank, par 94,000;
	Orion Bank, par 4,355;
	(cost $498,793)		$498,793

500,000	CDARS agreement with Community Bank of the Bay,
	dated 12/12/2007, matures 12/11/2008, 4.40%
	Participating depository institutions:
	Burke & Herbert Bank & Trust Co., par 94,000;
	Cross Keys Bank, par 94,000;
	Greater Buffalo Savings Bank, par 94,000;
	INSOUTH Bank, par 94,000;
	Landmark National Bank, par 6,856;
	ShoreBank, par 94,000;
	Union National Community Bank, par 23,144;
	(cost $496,100)		496,100

500,000	CDARS agreement with Community Bank of the Bay,
	dated 01/30/2008, matures 01/29/2009, 3.40%
	Participating depository institutions:
	Mutual of Omaha Bank, par 94,000;
	Union Bank & Trust Company, par 62,869;
	BankFirst Financial Services, par 61,131;
	Enterprise National Bank of Palm Beach, par 94,000;
	First Community Bank, par 94,000;
	The Bank of River Oaks, par 94,000;
	(cost $493,408)		493,408

500,000	CDARS agreement with Community Bank of the Bay,
	dated 02/13/2008, matures 02/12/2009, 3.11%
	Participating depository institutions:
	Liberty Savings Bank, FSB, par 94,500;
	The PrivateBank and Trust Company, par 94,500;
	The Buckhead Community Bank, NA, par 94,500;
	SpiritBank, par 79,687;
	Community West Bank, NA, par 42,313;
	Graystone Bank, par 94,500;
	(cost $492,638)		492,638
		0.1%	$1,980,939

	Securities Purchased with Cash
	Collateral from Securities Lending

	Registered Investment Companies
55,827,675	State Street Navigator
	Securities Lending
	Prime Portfolio
	variable rate, 2.83%	3.7%	$55,827,675

	Total short-term securities
	(cost $174,790,873)	11.6%	$174,790,873

	Total securities
	(cost $1,619,158,678)	107.3%	$1,623,864,978

	Payable upon return of securities loaned	-3.7%	$(55,827,675)

	Other assets and liabilities - net	-3.6%	$(53,135,509)

	Total net assets	100.0%	$1,514,901,794

(1) These securities are non-income producing.

(2) This security or partial position of this security was on loan at September 30, 2008. The total value of the securities on loan at September 30, 2008 was $56,835,731.

(3) Market value adjustments have been applied to these securities to reflect early withdrawal.

The portfolio of investments as of September 30, 2008 has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund, portfolio holdings and other significant accounting policies, please see the fund's most recent prospectus and annual report.

Income Taxes:
At September 30, 2008, the net unrealized appreciation (depreciation) based on the cost of long-term investments of securities for income tax purposes was as follows:

Equity Income
Fund

Cost of long-term investments	$1,445,534,715
Unrealized appreciation	$77,285,658
Unrealized depreciation	(73,746,268)

Net unrealized appreciation (depreciation)	$3,539,390

Fund holdings will vary over time.

Fund shares are not FDIC insured.

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management has evaluated the impact the adoption of SFAS 157 will have on the Portfolio’s financial statements and disclosures, and has determined the adoption of SFAS 157 for the year beginning January 1, 2008 will not have a material impact on the financial statements, but additional disclosures will be required. Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in three levels listed below:

Level 1 - Quoted market prices in active markets for identical securities on the measurement date and on an ongoing basis

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, and/or securities indices)

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in in those securities. Following is a summary of the inputs used in valuing the Parnassus Equity Income Fund investments and other financial instruments which are carried at fair value, as of September 30, 2008:

Valuation level	Investments in Securities	Other Financial Instruments*
Level 1	$1,564,168,118	$-
Level 2	-	-
Level 3	3,869,185	-
Total	$1,568,037,303	$-

* Other financial instruments include futures and forwards, if applicable.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Investments in Securities	Other Financial Instruments*
Balance as of 12/31/07	$3,361,162	$-
Accrued discounts/premiums amortization	8,023	-
Realized gain(loss)	-	-
Change in unrealized appreciation/depreciation	-	-
Net purchases(sales)	500,000	-
Transfers in and/or out of Level 3	-	-
Balance as of 9/30/08	$3,869,185	$-

* Other financial instruments include futures and forwards, if applicable.

THE PARNASSUS FIXED-INCOME FUND

Portfolio of Investments as of September 30, 2008 - UNAUDITED

Principal Amount $	Convertible Bonds	Percent of Net Assets	Market Value

	Computer Peripherals
1,500,000	Maxtor Corp.
	Notes, 6.80%, due 04/30/2010	1.5%	$1,477,500

	Real Estate Investment Trusts
2,500,000	Prologis
	Notes, 1.88%, due 11/15/2037	1.8%	$1,743,750

	Semiconductors
1,000,000	Intel Corp.
	Notes, 2.95%, due 12/15/2035	0.9%	$873,750

	Total investments in convertible bonds
	(cost $4,843,686)	4.2%	$4,095,000

Principal Amount $	Corporate Bonds	Percent of Net Assets	Market Value

	Biotechnology
3,000,000	Genentech Inc.
	Notes, 4.75%, due 07/15/2015	2.9%	$2,786,541

	Financial Services
2,000,000	American Express Co.
	Notes, 5.50%, due 09/12/2016		$1,706,874
500,000	Bank One Corp.
	Notes, 6.00%, due 02/17/2009		496,629
500,000	Goldman Sachs Inc. [2]
	Notes, 6.65%, due 05/15/2009		489,902
1,500,000	Goldman Sachs Inc.
	Notes, 5.75%, due 10/01/2016		1,216,671
1,000,000	Goldman Sachs Inc.
	Notes, 5.63%, due 01/15/2017		709,787
2,000,000	Merrill Lynch & Co., Inc.
	Notes, 6.50%, due 07/15/2018		1,683,412
2,000,000	Wells Fargo & Co.
	Notes, 5.13%, due 09/15/2016		1,728,284
500,000	Wells Fargo Financial Inc.
	Notes, 6.85%, due 07/15/2009		500,570
		8.9%	$8,532,129

	Networking Products
2,800,000	Cisco Systems Inc.
	Notes, 5.50%, due 02/22/2016	2.8%	$2,690,584

	Retail
400,000	Target Corp. [2]
	Notes, 7.50%, due 08/15/2010	0.4%	$426,570

	Telecom Services
1,000,000	Verizon Communications Inc.
	Notes, 5.55%, due 02/15/2016	1.0%	$921,600

	Total investments in corporate bonds
	(cost $17,038,502)	16.0%	$15,357,424

Shares	Equities	Percent of Net Assets	Market Value

	Natural Gas
30,000	ONEOK Inc.	1.1%	$1,032,000

	Total investment in equities
	(cost $759,304)	1.1%	$1,032,000

Principal Amount $	U.S. Government Agency Bonds	Percent of Net Assets	Market Value

2,000,000	Fannie Mae
	5.25%, due 01/15/2009		$2,011,358
8,000,000	Fannie Mae
	4.35%, due 01/25/2010		8,096,424
3,000,000	Federal Farm Credit Bank
	5.41%, due 11/07/2016		3,041,412
1,500,000	Federal Home Loan Bank System
	5.25%, due 06/12/2009		1,520,897
2,000,000	Federal Home Loan Bank System
	5.50%, due 11/17/2016		2,035,726
1,500,000	Federal Home Loan Bank System
	5.13%, due 03/10/2017		1,506,858
1,500,000	Federal Home Loan Bank System
	5.25%, due 09/12/2014		1,559,217
1,500,000	Federal Home Loan Bank System
	5.00%, due 09/14/2012		1,558,591
		22.2%	$21,330,483

	Total investments in U.S. government agency bonds
	(cost $20,979,058)	22.2%	$21,330,483

Principal Amount $	U.S. Government Treasury Bonds	Percent of Net Assets	Market Value

5,000,000	U.S. Treasury
	4.50%, due 02/28/2011		$5,289,455
3,000,000	U.S. Treasury
	4.25%, due 08/15/2013		3,184,452
2,000,000	U.S. Treasury
	4.63%, due 11/15/2016		2,131,876
2,395,280	US Treasury (TIPS)
	1.88%, due 07/15/2013		2,388,168
1,049,970	US Treasury (TIPS)
	1.63%, due 01/15/2018		994,519
		14.6%	$13,988,470

	Total investments in U.S. government treasury bonds
	(cost $14,043,288)	14.6%	$13,988,470

	Total investment in long-term securities
	(cost $57,663,838)	58.1%	$55,803,377

Principal Amount $	Short-Term Investments	Percent of Net Assets	Market Value

	U.S. Government Agency Discount Notes
6,500,000	FHLB Discount Note
	2.08%, due 10/10/2008		$6,496,620
14,000,000	FHLB Discount Note
	2.39%, due 10/15/2008		13,986,988
4,000,000	FHLB Discount Note
	2.40%, due 10/24/2008		3,993,867
10,000,000	FHLB Discount Note
	2.05%, due 10/31/2008		9,982,917
		35.9%	$34,460,392

	Registered Investment Companies -
	Money Market Funds
1,133,912	Evergreen U.S. Government Fund
	variable rate, 2.05%		$1,133,912
3,204,312	Janus Government Fund
	variable rate, 2.25%		3,204,312
3,126,913	SSGA U.S. Government Fund
	variable rate, 1.85%		3,126,913
		7.8%	$7,465,137

	Securities Purchased with Cash
	Collateral from Securities Lending
898,375	State Street Navigator
	Securities Lending
	Prime Portfolio
	variable rate, 2.83%	0.9%	$898,375

	Total short-term securities
	(cost $42,823,904)	44.6%	$42,823,904

	Total securities
	(cost $100,487,742)	102.7%	$98,627,281

	Payable upon return of securities loaned	-0.9%	$(898,375)

	Other assets and liabilities - net	-1.8%	(1,716,212)

	Total net assets	100.0%	$96,012,694

(2) This security, or partial position of this security, was on loan at September 30, 2008.
The total value of the securities on loan on September 30, 2008 was $878,913.

The portfolio of investments as of September 30, 2008 has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund, portfolio holdings and other significant accounting policies, please see the fund's most recent prospectus and annual report.

Income Taxes:
At September 30, 2008, the net unrealized appreciation (depreciation) based on the cost of long-term investments of securities for income tax purposes was as follows:

Fixed-Income
Fund

Cost of long term investments	$57,663,838
Unrealized appreciation	$650,995
Unrealized depreciation	(2,511,456)

Net unrealized appreciation (depreciation)	$(1,860,461)

Fund holdings will vary over time.

Fund shares are not FDIC insured.

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management has evaluated the impact the adoption of SFAS 157 will have on the Portfolio’s financial statements and disclosures, and has determined the adoption of SFAS 157 for the year beginning January 1, 2008 will not have a material impact on the financial statements, but additional disclosures will be required. Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in three levels listed below:

Level 1 - Quoted market prices in active markets for identical securities on the measurement date and on an ongoing basis

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, and/or securities indices)

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in in those securities. Following is a summary of the inputs used in valuing the Parnassus Fixed-Income Fund investments and other financial instruments which are carried at fair value, as of September 30, 2008:

Valuation level	Investments in Securities	Other Financial Instruments*
Level 1	$42,957,529	$-
Level 2	54,771,377	-
Level 3	-	-
Total	$97,728,906	$-

* Other financial instruments include futures and forwards, if applicable.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. EXHIBITS.

The certification of Principal Executive Officer and the certification of Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under Act (17 CFR 270.30a-2(a)) is attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Parnassus Income Funds

By:	/s/ Jerome L. Dodson
Jerome L. Dodson Principal Executive Officer

Date:	November 20, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jerome L. Dodson
Jerome L. Dodson Principal Executive Officer

Date:	November 20, 2008

By:	/s/ Marc C. Mahon

Marc C. Mahon Principal Financial Officer

Date:	November 20, 2008